Assets in the course of construction - Schedule of Assets in the Course of Construction (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	€ 1,348
Ending balance	1,750	€ 1,348
Land and Buildings [member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	0	15	€ 8
Additions	3	4	9
Additions through business combinations	4
Transfers to assets in use	(9)	(17)	(2)
Transfers from/(to) intangible assets	0	(2)	0
Transfers between categories	5
Transfers from/(to) inventory		0
Impairment			0
Impact of currency translation	0	0	0
Ending balance	3	0	15
Space segment [member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	1,231	1,367	1,675
Additions	190	325	170
Additions through business combinations	629
Transfers to assets in use	(494)	(516)	(8)
Transfers from/(to) intangible assets	(17)	0	0
Transfers between categories	0
Transfers from/(to) inventory		0
Impairment			(425)
Impact of currency translation	(92)	55	(45)
Ending balance	1,447	1,231	1,367
Ground segment [member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	85	150	159
Additions	91	51	43
Additions through business combinations	182
Transfers to assets in use	(87)	(82)	(30)
Transfers from/(to) intangible assets	(2)	(16)	(20)
Transfers between categories	0
Transfers from/(to) inventory		(20)
Impairment			0
Impact of currency translation	(6)	2	(2)
Ending balance	263	85	150
Fixtures tools & equipment [Member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	32	18	17
Additions	28	17	17
Additions through business combinations	14
Transfers to assets in use	(23)	(14)	(14)
Transfers from/(to) intangible assets	(6)	0	0
Transfers between categories	(5)
Transfers from/(to) inventory		10
Impairment			0
Impact of currency translation	(3)	1	(2)
Ending balance	37	32	18
Property, plant and equipment [member]
Disclosure Of Assets In The Course Of Construction [Line Items]
Beginning balance	1,348	1,550	1,859
Additions	312	397	239
Additions through business combinations	829
Transfers to assets in use	(613)	(629)	(54)
Transfers from/(to) intangible assets	(25)	(18)	(20)
Transfers between categories	0
Transfers from/(to) inventory		(10)
Impairment			(425)
Impact of currency translation	(101)	58	(49)
Ending balance	€ 1,750	€ 1,348	€ 1,550